Accounting principles, rules and methods - Consolidation scope and methods (Details)	Feb. 12, 2021
Instituto Biophytis Do Brasil
Disclosure of subsidiaries [line items]
Percentage of ownership	94.60%
Biophytis Inc
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%